COST OF SALES AND OTHER OPERATING (INCOME) COSTS (Tables)	12 Months Ended
Dec. 31, 2025
Cost Of Sales And Other Operational Costs [Abstract]
Disclosure of cost of sales and other operating (income) costs [Table Text Block]
	Years ended December 31,
	2025	2024
Site operating costs	392,220	367,689
Transportation costs	29,940	35,413
Changes in inventories:
Changes in finished goods	1,773	23,852
Changes in sulphide ore stockpiles	16,327	2
Changes in oxide ore	(18,020)	(9,870)
Production costs	422,240	417,086
Depletion and amortization	102,718	73,852
Cost of sales	524,958	490,938

Other operating (income) cost:
Crusher relocation costs	-	16,141
Site care and maintenance	-	2,524
Research and development tax credits	(4,008)	-
Other operating (income) costs	(4,008)	18,665

Insurance recovery	-	(26,290)